Enforcement of Arbitral Award: (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023
Enforcement Of Arbitral Award
Total Award		$ 740,300,000
Settlement Agreement		1,032,000,000.000
[custom:VenezuelaAgreedToPayForAward-0]		792,000,000
Venezuela Agreed To Pay For Mining Data		240,000,000
Payments Made Pursuant To Settlement Agreement		254,000,000
Amount Due And Unpaid Including Interest		$ 1,055,000,000.000
Amount Of Proceeds Cvr Holders Entitled To		5.466%
Cumulative Amount Paid To Cvr Holders		$ 10,000,000
[custom:CVRSettlementOthers-0]		112,000
[custom:CVRSettlementGreywolf-0]		$ 85,000
[custom:CVRExpense2022]	$ 462,000
Bonus Percentage Thereafter		6.40%
Cumulative Amount Paid To Bonus Plan Participants		$ 4,400,000